CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 10,251	$ 11,023
Federal funds sold	12,555	18,019
Interest-earning deposits in other financial institutions	2,308	16,098
Cash and cash equivalents	25,114	45,140
Investment securities available for sale - at fair value	195,963	121,042
Mortgage-backed securities available for sale - at fair value	6,029	7,459
Mortgage-backed securities held to maturity - at cost, approximate market value of $3,772 and $4,315 at December 31, 2012 and 2011, respectively	3,581	4,167
Loans receivable - net	337,110	382,759
Loans held for sale-at lower of cost or market	3,304	1,537
Real estate acquired through foreclosure - net	3,980	3,795
Office premises and equipment - at depreciated cost	12,481	10,200
Federal Home Loan Bank stock - at cost	8,651	8,366
Accrued interest receivable on loans	1,303	1,614
Accrued interest receivable on mortgage-backed securities	20	27
Accrued interest receivable on investments and interest-bearing deposits	941	498
Goodwill	10,309	10,309
Core deposit intangible - net	746	1,028
Prepaid expenses and other assets	4,596	4,330
Bank-owned life insurance	15,249	10,330
Prepaid federal income taxes	1,192	1,428
Deferred federal income taxes	1,413	2,275
Total assets	631,982	616,304
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	490,646	492,321
Advances from the Federal Home Loan Bank	24,314	31,327
Advances by borrowers for taxes and insurance	2,331	2,464
Accrued interest payable	90	118
Accounts payable and other liabilities	6,701	4,521
Total liabilities	524,082	530,751
Commitments and contingencies		12,643
Shareholders' equity
Preferred stock - authorized 5,000,000 shares, $.01 par value; none issued
Common stock - authorized 30,000,000 shares, $.01 par value; 7,596,557 and 9,918,751 shares issued at December 31, 2012 and 2011	76	99
Additional paid-in capital	65,772	43,866
Shares acquired by stock benefit plans	(1,992)	(913)
Treasury stock - at cost, 0 shares at December 31, 2012 and 1,053,843 shares December 31, 2011		(12,860)
Retained earnings - restricted	43,444	42,440
Accumulated comprehensive income, unrealized gains on securities available for sale, net of tax effects	600	278
Total shareholders' equity	107,900	72,910
Total liabilities and shareholders' equity	$ 631,982	$ 616,304